Summary of Option Activity (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2011
Stock options
Beginning Balance	3,121,064
Granted	172,000	0
Exercised	(201,444)
Forfeited	(30,772)
Expired	(2,053)
Ending Balance	3,058,795	2,712,808
Exercisable	2,456,471
Vested and expected to vest	3,006,516
Weighted Average Exercise Price
Beginning Balance	$ 6.15
Granted	$ 13.53
Exercised	$ 3.45
Forfeited	$ 5.98
Expired	$ 1.90
Ending Balance	$ 6.75
Exercisable	$ 5.89
Vested and expected to vest	$ 6.70
Weighted Average Remaining Contractual Term
Outstanding	5 years 4 days
Exercisable	4 years 1 month 21 days
Vested and Expected to Vest	4 years 11 months 12 days
Aggregate Intrinsic Value
Outstanding	$ 155,969
Exercisable	127,366
Vested and Expected to vest	$ 153,446